Quarterly Report
May 31, 2020
MFS®  Low Volatility Equity Fund

Portfolio of Investments
5/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace – 2.3%
CACI International, Inc., “A” (a)	20,330	$5,098,357
Honeywell International, Inc.	15,803	2,304,868
Lockheed Martin Corp.	9,387	3,646,286
Northrop Grumman Corp.	10,268	3,441,834
		$14,491,345
Automotive – 1.6%
Copart, Inc. (a)	108,088	$9,661,986
Brokerage & Asset Managers – 0.4%
Intercontinental Exchange, Inc.	25,089	$2,439,905
Business Services – 7.0%
Accenture PLC, “A”	15,075	$3,039,421
Amdocs Ltd.	223,156	13,893,693
CoStar Group, Inc. (a)	12,904	8,475,347
Fidelity National Information Services, Inc.	19,279	2,676,504
Fiserv, Inc. (a)	25,189	2,689,429
FleetCor Technologies, Inc. (a)	10,610	2,586,612
Global Payments, Inc.	35,669	6,402,229
Verisk Analytics, Inc., “A”	19,290	3,330,997
		$43,094,232
Cable TV – 3.9%
Cable One, Inc.	5,674	$10,706,214
Charter Communications, Inc., “A” (a)	15,844	8,619,136
Comcast Corp., “A”	127,022	5,030,071
		$24,355,421
Computer Software – 6.3%
Adobe Systems, Inc. (a)	32,796	$12,678,934
Microsoft Corp.	126,656	23,209,712
Oracle Corp.	58,841	3,163,880
		$39,052,526
Computer Software - Systems – 0.7%
Apple, Inc.	13,284	$4,223,515
Construction – 1.5%
AvalonBay Communities, Inc., REIT	32,389	$5,053,008
Mid-America Apartment Communities, Inc., REIT	35,288	4,106,112
		$9,159,120
Consumer Products – 1.8%
Procter & Gamble Co.	94,766	$10,985,275
Electrical Equipment – 2.1%
AMETEK, Inc.	31,195	$2,860,893
Johnson Controls International PLC	108,926	3,421,366
TE Connectivity Ltd.	83,250	6,764,063
		$13,046,322
Electronics – 1.2%
Texas Instruments, Inc.	61,628	$7,317,709

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 6.8%
General Mills, Inc.	141,663	$8,930,435
Ingredion, Inc.	120,077	10,114,086
J.M. Smucker Co.	28,628	3,261,588
Mondelez International, Inc.	80,850	4,213,902
PepsiCo, Inc.	119,203	15,681,155
		$42,201,166
Food & Drug Stores – 0.8%
Wal-Mart Stores, Inc.	39,191	$4,862,035
Insurance – 6.9%
Allstate Corp.	43,450	$4,249,844
AON PLC	37,408	7,367,506
Chubb Ltd.	45,789	5,583,511
Everest Re Group Ltd.	44,176	8,764,960
Hartford Financial Services Group, Inc.	119,309	4,568,342
MetLife, Inc.	334,323	12,038,971
		$42,573,134
Internet – 4.7%
Alphabet, Inc., “A” (a)	11,242	$16,115,632
Alphabet, Inc., “C” (a)	6,677	9,540,899
Facebook, Inc., “A” (a)	15,737	3,542,241
		$29,198,772
Leisure & Toys – 0.5%
Electronic Arts, Inc. (a)	24,086	$2,959,688
Machinery & Tools – 3.2%
AGCO Corp.	104,947	$5,796,223
Eaton Corp. PLC	95,950	8,146,155
Illinois Tool Works, Inc.	16,075	2,772,295
Roper Technologies, Inc.	8,148	3,208,682
		$19,923,355
Major Banks – 0.6%
PNC Financial Services Group, Inc.	33,944	$3,870,974
Medical & Health Technology & Services – 0.8%
McKesson Corp.	31,226	$4,954,629
Medical Equipment – 5.9%
Danaher Corp.	71,952	$11,987,923
Medtronic PLC	93,516	9,218,807
STERIS PLC	73,259	12,152,936
Thermo Fisher Scientific, Inc.	8,571	2,992,907
		$36,352,573
Natural Gas - Distribution – 0.6%
Sempra Energy	26,976	$3,407,338
Network & Telecom – 0.4%
Motorola Solutions, Inc.	18,134	$2,454,074

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 3.2%
Mastercard, Inc., “A”	42,863	$12,897,048
U.S. Bancorp	53,620	1,906,727
Visa, Inc., “A”	25,123	4,905,015
		$19,708,790
Pharmaceuticals – 11.0%
AbbVie, Inc.	30,525	$2,828,752
Eli Lilly & Co.	133,730	20,454,003
Johnson & Johnson	121,013	18,000,684
Merck & Co., Inc.	122,522	9,889,976
Pfizer, Inc.	281,170	10,737,882
Zoetis, Inc.	40,890	5,699,657
		$67,610,954
Pollution Control – 3.6%
Republic Services, Inc.	28,993	$2,477,742
Waste Connections, Inc.	146,821	13,807,047
Waste Management, Inc.	52,739	5,629,888
		$21,914,677
Real Estate – 4.7%
Extra Space Storage, Inc., REIT	26,335	$2,547,911
Public Storage, Inc., REIT	25,160	5,100,938
Spirit Realty Capital, Inc., REIT	192,844	5,482,555
STAG Industrial, Inc., REIT	78,672	2,116,277
STORE Capital Corp., REIT	164,772	3,186,691
Sun Communities, Inc., REIT	18,438	2,529,509
W.P. Carey, Inc., REIT	131,464	7,876,008
		$28,839,889
Restaurants – 2.7%
McDonald's Corp.	15,474	$2,883,116
Starbucks Corp.	177,442	13,838,701
		$16,721,817
Specialty Chemicals – 0.7%
Ecolab, Inc.	20,158	$4,285,188
Specialty Stores – 4.9%
Amazon.com, Inc. (a)	3,587	$8,760,781
Costco Wholesale Corp.	56,069	17,295,605
Target Corp.	36,091	4,415,012
		$30,471,398
Telephone Services – 1.2%
AT&T, Inc.	85,106	$2,626,371
Verizon Communications, Inc.	87,664	5,030,160
		$7,656,531
Utilities - Electric Power – 6.6%
American Electric Power Co., Inc.	40,549	$3,456,802
Avangrid, Inc.	47,620	2,118,138
DTE Energy Co.	27,674	2,976,892
Duke Energy Corp.	70,079	6,000,865
Evergy, Inc.	73,186	4,514,844
Exelon Corp.	61,937	2,372,806
NextEra Energy, Inc.	42,414	10,839,322

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Xcel Energy, Inc.	133,684	$8,693,471
		$40,973,140
Total Common Stocks		$608,767,478
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 0.19% (v)	6,002,230	$6,002,830

Other Assets, Less Liabilities – 0.4%		2,728,922
Net Assets – 100.0%		$617,499,230
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,002,830 and $608,767,478, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$608,767,478	$—	$—	$608,767,478
Mutual Funds	6,002,830	—	—	6,002,830
Total	$614,770,308	$—	$—	$614,770,308
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,645,173	$198,967,182	$195,604,890	$(4,372)	$(263)	$6,002,830

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$53,443	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.